Goodwill (Details) - Schedule of carrying amount of goodwill - USD ($)	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule of Carrying Amount of Goodwill [Abstract]
Balance as of March 31	$ 10,084,201	$ 162,832
Acquisitions (Note 14)		20,237,015
Disposal	(157,650)
Impairment		(10,309,745)
Exchange gain and loss	(1,060,597)	(5,901)
Goodwill, net	$ 8,865,954	$ 10,084,201